Intellectual Property (Tables)	12 Months Ended
Aug. 31, 2021
Intellectual Property
Schedule of patents
	August 31	August 31
	2021	2020
	$	$
Balance – Beginning	292,000	265,127
Addition	79,493	33,645
Amortization	(6,870)	(6,772)
Balance – Ending	364,623	292,000
Patents are amortized over their legal life of 20 years.